Document And Entity Information	Aug. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	AMERICANN, INC.
Document, Type	8-K
Document, Period End Date	Aug. 27, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-54231
Entity, Tax Identification Number	27-4336843
Entity, Address, Address Line One	1555 Blake Street, Unit 502
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	862-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001508348